Schedule of trading portfolio of tax (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Var Internal Model Trading Portfolio Fixed Rates [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	R$ 1,693	R$ 5,014
IGPM/IPCA [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	2,008	3,645
Var Internal Model Trading Portfolio Exchange Coupon [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	21	342
Var Internal Model Trading Portfolio Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	951	4,704
Var Internal Model Trading Portfolio Sovereigneurobonds And Treasuries [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	3,049	2,422
Var Internal Model Trading Portfolio Equities [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	450	7,477
Var Internal Model Trading Portfolio Others [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	2,828	154
Correlation/diversification effect [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	(7,404)	(11,551)
VaR at the end of the year [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	3,596	12,207
Average VaR in the year [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	6,903	38,522
Var Internal Model Trading Portfolio Minimum Var In The Year [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	3,404	8,140
Maximum VaR in the year [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	R$ 14,044	R$ 104,811